Prepaid expenses and other assets (current) (Details) - EUR (€) € in Thousands	Sep. 30, 2024	Dec. 31, 2023
Prepaid expenses and other assets (current)
Prepaid expenses and other current assets	€ 15,860	€ 23,763
Prepayments for future service agreements and goods	234	1,075
Deferred charges	6,653	5,463
Other receivables	4,570	4,344
VAT refund claims	€ 4,404	€ 12,881